Exploration for evaluation of oil&gas resources	12 Months Ended
Dec. 31, 2017
Exploration For Evaluation Of Oilgas Resources
Disclosure of Exploration and evaluation of oil and gas resources [Text Block]

45 Exploration for evaluation of oil&gas resources

(€ million)	2017	2016	2015
Revenues related to exploration activity and evaluation	9	4	68
Exploration activity and evaluation costs
- write-off of exploration and evaluation costs	252	170	617
- other exploration costs	273	204	254
Exploration expense for the year	525	374	871
Intangible assets: proved and unproved exploration licence and leasehold property acquisition costs	995	1,092	735
Tangible assets: capitalized exploration and evaluation costs	1,860	2,818	2,637
Total tangible and intangible assets	2,855	3,910	3,372
Provision for decommissioning related to exploration activity and evaluation	81	118	131
Exploration expenditure (net cash used in investing activivties)	442	417	566
Geological and geophysical costs (cash flow from operating activities)	273	204	254
Total exploration effort	715	621	820